Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation Expense

The following table summarizes stock-based compensation expense reflected in the consolidated statements of operations (in thousands):

	Three Months ended September 30,		Nine Months ended September 30,
	2016	2015	2016	2015
Research and development	$375	$164	$725	$519
General and administrative	341	162	726	500

	716	326	1,451	1,019

Summary of Stock Option Activity

The following table summarizes stock option activity as of September 30, 2016, and changes during the nine months ended September 30, 2016, under the 2007 Long Term Incentive Plan (the 2007 LTIP) and standalone option agreements:

	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1, 2016	550,675	16.11
Granted	986,845	12.63
Exercised	(26,382)	10.29
Forfeited	(16,536)	11.62
Expired	(19,709)	11.50

Outstanding at September 30, 2016	1,474,893	14.00

Exercisable at September 30, 2016	385,776	17.13

The following table summarizes stock option activity as of December 31, 2015, and changes during the years ended December 31, 2015 under the 2007 LTIP and standalone option agreements:

	Number of Options	Weighted- Average Exercise Price
Outstanding at January 1, 2015	538,649	16.39
Granted	55,443	19.63
Exercised	(3,145)	9.33
Forfeited	(18,042)	12.68
Expired	(22,230)	31.55

Outstanding at December 31, 2015	550,675	16.11

Exercisable at December 31, 2015	314,124	17.59

Summary of Unvested and Vested Restricted Common Stock

Details of unvested and vested restricted common stock for the years ended December 31, 2015 and 2014 can be seen in the table below:

	Restricted Shares of Stock	Weighted- Average Purchase Price	Shares of Stock Released From Restriction	Weighted- Average Purchase Price
Outstanding at January 1, 2015	32,549	41.47	1,108,765	7.66
Granted	—	—	—	—
Vested	(17,749)	41.23	17,749	41.23
Canceled or expired	—	—	—	—
Repurchased	—	—	—	—

Outstanding at December 31, 2015	14,800	41.79	1,126,514	8.19

Weighted Average Assumptions in Black-Scholes Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model in 2015 and 2014 were as follows:

	2015	2014
Dividend yield	—%	—%
Weighted-average grant-date fair value of awards	$13.87	$9.21
Volatility	74.93%	75.21%
Risk-free interest rate	1.71%	1.96%
Expected term of options (in years)	7.28	7.03